Summary of Significant Accounting Policies - Schedule of Finite Useful Life are Amortized Using the Straight-Line Method (Details)	Jun. 30, 2026
Customer Relationships [Member]
Schedule of Finite Useful Life are Amortized Using the Straight-Line Method [Line Items]
Finite useful life	7 years 3 months
Software [Member]
Schedule of Finite Useful Life are Amortized Using the Straight-Line Method [Line Items]
Finite useful life	5 years